FEDERATED EQUITY INCOME FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO PROSPECTUSES DATED JULY 31, 1997

Please delete the first paragraph under the section entitled "Restricted and Illiquid Securities" and replace it with the following:

      "The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities determined by the Directors not to be liquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets."



                                                                December 1, 1997









[GRAPHIC OMITTED]

     Cusip 313915100
     Cusip 313915209
     Cusip 313915308
     Cusip 313915407
     G01528-05 (12/97)
[GRAPHIC OMITTED]












FEDERATED EQUITY INCOME FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1997

Please delete the sections entitled "Investing in Minerals or Real Estate" and "Investing in Restricted Securities" on page 5.



                                                                December 1, 1997



[GRAPHIC OMITTED]

     Cusip 313915100
     Cusip 313915209
     Cusip 313915308
     Cusip 313915407
     G01528-06 (12/97)